VAT Receivable - Summary of VAT Receivable (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Trade and other receivables [abstract]
Unfiled VAT receivable	$ 107,149
Filed VAT receivable	110,694
Total VAT receivable	$ 217,843	$ 0